Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Note 3 - Prepaid Expenses and Other Current Assets

Prepaid expenses consisted of the following:

	March 31, 2022	December 31, 2021

Insurance	$26,071	$30,666
Legal Fees	4,480	16,180
Deposit for equipment purchase	25,288	25,288
Operating ROU asset – short term portion	177,453	—
Deposit for leased equipment purchase (Note 11)	153,126	153,126
Total	$386,418	$225,260

In December 2021, the Company made a deposit of $153,126 to purchase equipment (included in prepaid expenses in the accompanying balance sheet). The remainder of the purchase price was to be financed through a long-term lease. Terms and finalization of the lease has not yet occurred, and the Company has requested a refund of its deposit from the initial lessor who did not follow through with lease financing based on their original lease proposal.

Note 3 - Prepaid Expenses and Other Current Assets

Prepaid expenses consisted of the following:

	December 31, 2021	December 31, 2020

Insurance	$30,666	$33,569
Legal Fees	16,180	—
Deposit for equipment purchase	25,288	—
Deposit for leased equipment purchase (Note 11)	153,126	—
Total	$225,260	$33,569

In December 2021, the Company made a deposit of $153,126 to purchase equipment (included in prepaid expenses in the accompanying balance sheet). The remainder of the purchase price was to be financed through a long-term lease. Terms and finalization of the lease has not yet occurred, and the Company may request a refund of its deposit.